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[LOGO OF LINCOLN FINANCIAL GROUP]    Lincoln Variable Insurance Products Trust
                                                       Radnor Financial Center
                                                    150 N. Radnor Chester Road
                                                    Radnor, Pennsylvania 19087

Phone:  484-583-8082
Fax:    484-583-8383
E-Mail: Jill.Whitelaw@LFG.com
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VIA EDGAR
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April 11, 2012

Alberto H. Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE: Lincoln Variable Insurance Products Trust (the "Trust")
    (File Nos. 033-70742 and 811-08090)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 130 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933.

The effective date of the attached post-effect amendment will be April 30, 2012. As counsel, I have reviewed the amendment and represent that it does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact me at the number indicated above if you have any questions.

Very truly yours,

/s/ Jill R. Whitelaw

Jill R. Whitelaw
Chief Counsel - Funds Management

Enclosures

c: Colleen E. Tonn, Esq.
   Lisa L.B. Matson, Esq.